Variable Interest Entities and Securitizations - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Consolidated MHFG's balance sheets
Long-term debt	¥ 12,578,216	¥ 11,706,471
Noncontrolling interests	528,019	582,919
Unconsolidated VIEs
Consolidated MHFG's balance sheets
Noncontrolling interests	388,000	464,000
Debt Instrument [Member]
Consolidated MHFG's balance sheets
Long-term debt	367,000	332,000
Assets associated with securitization transactions
Consolidated MHFG's balance sheets
Transferred assets continue to be carried on the consolidated balance sheets	137,000	176,000
Assets associated with loan participation transactions
Consolidated MHFG's balance sheets
Transferred assets continue to be carried on the consolidated balance sheets	¥ 220,000	¥ 181,000